Senior secured notes (Details ) (Senior Secured Notes [Member])	12 Months Ended
Sep. 30, 2013
On Or After July 31, 2014 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redemption prices	103.084%
On Or After January 31, 2015 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redemption prices	102.091%
On Or After July 31, 2015 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redemption prices	101.127%
On Or After January 31, 2016 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redemption prices	101.194%
On Or After July 31, 2016 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redemption prices	100.00%